Supplement to the Flexible Premium Adjustable Variable Life
                             Insurance Policy Prospectus

                        Supplement Dated November 8, 2001
                     To The Prospectus Dated August 28, 2001

          Supplement to the AUL American Series Fund, Inc. Prospectus

                       Supplement Dated November 8, 2001
                      To The Prospectus Dated May 1, 2001

The purpose of this Supplement is to amend the form of the Prospectuses of the Flexible Premium Adjustable Variable Life Insurance Policy and the AUL American Series Fund, Inc. to correct a printing error. The Flexible Premium Adjustable Variable Life Insurance Policy prospectus and the AUL American Series Fund, Inc. prospectus are bound together. Page 13 of the Flexible Premium Adjustable
Variable Life Insurance Policy prospectus is actually page 13 of the AUL American Series Fund, Inc. prospectus; and, page 13 of the AUL American Series Fund, Inc. prospectus is actually page 13 of Flexible Premium Adjustable Variable Life Insurance Policy prospectus.

Please retain this Supplement for future reference.

                The date of this Supplement is November 8, 2001.